Retirement benefit obligations (Details) £ in Millions, $ in Millions		1 Months Ended			12 Months Ended
	Jan. 04, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 GBP (£)	Dec. 31, 2024 USD ($) country item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of defined benefit plans [line items]
Retirement benefit assets/(obligations)		$ (19)			$ (16)	$ (19)	$ 71
Amount recognised on the balance sheet - liability		(88)			(79)	(88)
Amount recognised on the balance sheet - asset		69			63	69
Unfunded plans
Disclosure of defined benefit plans [line items]
Retirement benefit assets/(obligations)		(19)			(16)	(19)
United States of America
Disclosure of defined benefit plans [line items]
Group's retirement benefit obligations					$ 0
Pension plans
Disclosure of defined benefit plans [line items]
Number of countries | country					12
Number of major defined benefit plans | item					2
Pension plans | Minimum
Disclosure of defined benefit plans [line items]
Minimum funding requirement period					7 years
Pension plans | Maximum
Disclosure of defined benefit plans [line items]
Retirement benefits as a percentage of final salary					66.70%
Pension plans | Funded plans
Disclosure of defined benefit plans [line items]
Retirement benefit assets/(obligations)		56			$ 53	56
Pension plans | United Kingdom
Disclosure of defined benefit plans [line items]
Retirement benefit assets/(obligations)		61			63	61
Transaction value of buy-in to pension fund | £				£ 260
OCI loss on trustee buy-in to defined benefit fund						(58)
Cash impact from trustee buy-in to defined benefit fund			$ 0			0
Pension plans | United Kingdom | Funded plans
Disclosure of defined benefit plans [line items]
Retirement benefit assets/(obligations)		61			63	61
Pension plans | United States of America
Disclosure of defined benefit plans [line items]
Retirement benefit assets/(obligations)		8				8
Lump sum paid in exchange for outstanding plan benefits		80
Expense recognised on difference between lump sum paid and defined benefit obligation		4
Pension plans | United States of America | Termination of US pension plan
Disclosure of defined benefit plans [line items]
Premium amount paid with respect to settlement of plan	$ 245
Pension plans | United States of America | Termination of US pension plan | Forecast
Disclosure of defined benefit plans [line items]
Gain on annuity purchase contract connected to termination of plan					2
Pension plans | United States of America | Funded plans
Disclosure of defined benefit plans [line items]
Retirement benefit assets/(obligations)		8				8
Pension plans | Other Countries
Disclosure of defined benefit plans [line items]
Retirement benefit assets/(obligations)		(88)			(79)	(88)
Pension plans | Other Countries | Funded plans
Disclosure of defined benefit plans [line items]
Retirement benefit assets/(obligations)		(13)			(10)	(13)
Pension plans | Other Countries | Unfunded plans
Disclosure of defined benefit plans [line items]
Retirement benefit assets/(obligations)		(65)			(60)	(65)
Retirement Healthcare | Unfunded plans
Disclosure of defined benefit plans [line items]
Retirement benefit assets/(obligations)		$ (10)			$ (9)	$ (10)